Restricted Deposits (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents, Current [Abstract]
Escrow accounts		₩ 53	₩ 91
Deposits for government project		15,365	16,457
Collateral provided for borrowings		79,569	80,327
Collateral provided for lawsuit		2	241
Deposits for transmission regional support program		2,320	2,137
Non-current available-for-sale financial asset [Abstract]
Decommissioning costs of nuclear power plants		214,156	437,015
Short-term financial instruments [Abstract]
Bidding guarantees		119	118
Restriction on withdrawal related to 'win-win growth program' for small and medium enterprises		34,000	33,000
Other current receivables [Abstract]
Deposit for lawsuit			16,000
Financial assets at fair value through profit or loss [Abstract]
Decommissioning costs of nuclear power plants		108,512
Long-term financial instruments [Abstract]
Guarantee deposits for checking account		2	2
Guarantee deposits for banking accounts at oversea branches		302	342
Decommissioning costs of nuclear power plants		337,234	214,121
Funds for developing small and medium enterprises	[1]	200,000	200,000
Total Restricted Deposits		₩ 991,634	₩ 999,851

[1]	Deposits for small and medium enterprise at IBK and others for construction of Bitgaram Energy Valley and support for the high potential businesses as of December 31, 2017 and 2016.